Property, plant, equipment and development costs - Net cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mining concessions, development costs, property, plant and equipment, net
Opening balance	$ 1,600,295	$ 1,535,195
Final balances	1,889,785	1,600,295
Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	5,528,663	5,387,377
Final balances	5,580,816	5,528,663
Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	4,165,696	3,918,330
Additions	378,238	276,074
Sales and disposals	(9,030)	(1,662)
Sales	(11,367)	(5,954)
Transfer/Other changes	0	(34,026)
Final balances	4,604,469	4,165,696
Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	10,428,554	9,826,584
Additions	672,770	650,302
Adjustments and reclassifications	(36,885)	38,261
Sales and disposals	(83,880)	(86,593)
Transfer/Other changes	0	0
Final balances	10,980,559	10,428,554
Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	2,558,856	2,376,590
Additions	157,416	188,116
Sales and disposals	(979)	(314)
Sales	11,338	5,536
Transfer/Other changes	0	0
Final balances	2,703,955	2,558,856
Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	4,899,891	4,439,207
Additions	583,004	521,404
Adjustments and reclassifications	0	19,912
Sales and disposals	(83,152)	(80,632)
Transfer/Other changes	0	0
Final balances	5,399,743	4,899,891
Land | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	33,562	33,202
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	360
Final balances	33,562	33,562
Buildings and constructions [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	2,673,262	2,608,449
Additions	0	0
Adjustments and reclassifications	716	0
Sales and disposals	(3,901)	(35,964)
Transfer/Other changes	11,132	100,777
Final balances	2,681,209	2,673,262
Buildings and constructions [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	658,105	595,921
Additions	75,268	74,690
Adjustments and reclassifications	418	19,912
Sales and disposals	(3,889)	(32,418)
Transfer/Other changes	0	0
Final balances	729,902	658,105
Machinery and equipment | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	5,342,285	5,197,630
Additions	0	0
Adjustments and reclassifications	(716)	0
Sales and disposals	(77,827)	(49,382)
Transfer/Other changes	226,320	194,037
Final balances	5,490,062	5,342,285
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	3,031,301	2,787,467
Additions	293,826	290,691
Adjustments and reclassifications	(418)	0
Sales and disposals	(77,224)	(46,980)
Transfer/Other changes	0	123
Final balances	3,247,485	3,031,301
Transportation units | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	40,632	36,377
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	(306)	(133)
Transfer/Other changes	5,449	4,388
Final balances	45,775	40,632
Transportation units | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	23,181	20,787
Additions	3,159	2,514
Adjustments and reclassifications	0	0
Sales and disposals	(261)	(120)
Transfer/Other changes	0	0
Final balances	26,079	23,181
Fixtures and fittings | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	572	572
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	572	572
Fixtures and fittings | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	572	572
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	572	572
Other equipment | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	36,404	36,222
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	(436)	0
Transfer/Other changes	273	182
Final balances	36,241	36,404
Other equipment | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	30,286	27,168
Additions	3,088	3,118
Adjustments and reclassifications	0	0
Sales and disposals	(436)	0
Transfer/Other changes	0	0
Final balances	32,938	30,286
Work in Progress [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	185,068	184,265
Additions	358,684	302,302
Adjustments and reclassifications	0	(2,164)
Sales and disposals	0	0
Transfer/Other changes	(243,174)	(299,335)
Final balances	300,578	185,068
Right-of-use assets [member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	99,779	97,356
Additions	1,478	3,946
Adjustments and reclassifications	0	0
Sales and disposals	(1,410)	(1,114)
Transfer/Other changes	0	(409)
Final balances	99,847	99,779
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	49,731	39,851
Additions	11,152	11,117
Adjustments and reclassifications	0	0
Sales and disposals	(1,342)	(1,114)
Transfer/Other changes	0	(123)
Final balances	59,541	49,731
Stripping activity asset [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	1,808,081	1,464,027
Additions	312,608	344,054
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	2,120,689	1,808,081
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	1,059,567	925,757
Additions	191,070	133,810
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	1,250,637	1,059,567
Asset retirement costs [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	208,909	168,484
Additions	0	0
Adjustments and reclassifications	(36,885)	40,425
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	172,024	208,909
Asset retirement costs [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	47,148	41,684
Additions	5,441	5,464
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	$ 52,589	$ 47,148